Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating activities
Net income	$ 3,548	$ 3,222	$ 2,651
Net (income) attributable to noncontrolling interests	(1)	(64)	(84)
Net income applicable to shareholders of The Bank of New York Mellon Corporation	3,547	3,158	2,567
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for credit losses	(11)	160	(48)
Pension plan contributions	(108)	(70)	(72)
Depreciation and amortization	1,502	1,457	1,292
Deferred tax (benefit) expense	(126)	47	(853)
Net securities (gains)	(75)	(83)	(91)
Change in trading assets and liabilities	1,522	(414)	2,636
Originations of loans held-for-sale	(350)	(1,106)	0
Proceeds from the sales of loans originated for sale	831	725	0
Change in accruals and other, net	(486)	253	(947)
Net cash provided by operating activities	6,246	4,127	4,484
Investing activities
Change in interest-bearing deposits with banks	(327)	4,225	16,010
Change in interest-bearing deposits with the Federal Reserve and other central banks	53,347	(16,521)	7,677
Purchases of securities held-to-maturity	(6,673)	(16,060)	(3,498)
Paydowns of securities held-to-maturity	4,907	3,698	1,885
Maturities of securities held-to-maturity	3,738	1,222	102
Purchases of securities available-for-sale	(27,470)	(33,785)	(69,101)
Sales of securities available-for-sale	7,580	19,016	31,254
Paydowns of securities available-for-sale	8,826	8,776	7,253
Maturities of securities available-for-sale	11,347	14,689	11,012
Net change in loans	(1,483)	(4,615)	(7,904)
Sales of loans and other real estate	173	362	312
Change in federal funds sold and securities purchased under resale agreements	(1,407)	(4,071)	(11,141)
Net change in seed capital investments	(114)	287	(253)
Purchases of premises and equipment/capitalized software	(825)	(601)	(791)
Proceeds from the sale of premises and equipment	65	0	585
Acquisitions, net of cash	(38)	(9)	(28)
Dispositions, net of cash	1	17	64
Other, net	(444)	3,583	4,887
Net cash provided by (used for) investing activities	51,203	(19,787)	(11,675)
Financing activities
Change in deposits	(54,738)	11,890	2,247
Change in federal funds purchased and securities sold under repurchase agreements	(5,013)	3,533	1,821
Change in payables to customers and broker-dealers	(911)	719	5,474
Change in other borrowed funds	225	(394)	135
Change in commercial paper	0	0	(96)
Net proceeds from the issuance of long-term debt	6,229	4,986	4,686
Repayments of long-term debt	(2,953)	(3,659)	(4,376)
Proceeds from the exercise of stock options	438	326	370
Issuance of common stock	27	26	26
Issuance of preferred stock	990	990	0
Treasury stock acquired	(2,398)	(2,355)	(1,669)
Common cash dividends paid	(778)	(760)	(760)
Preferred cash dividends paid	(122)	(105)	(73)
Other, net	(46)	(12)	44
Net cash (used for) provided by financing activities	(59,050)	15,185	7,829
Effect of exchange rate changes on cash	(114)	42	(128)
Change in cash and due from banks
Change in cash and due from banks	(1,715)	(433)	510
Cash and due from banks at beginning of period	6,537	6,970	6,460
Cash and due from banks at end of period	4,822	6,537	6,970
Supplemental disclosures
Interest paid	406	295	344
Income taxes paid	1,010	1,015	1,363
Income taxes refunded	$ 307	$ 901	$ 144